Net Loss per Share Attributable to Common Stockholders - Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Share Attributable to Common Stockholders
Net loss attributable to common stockholders	$ (17,462)	$ (18,236)	$ (38,896)	$ (26,758)	$ (26,854)
Weighted average shares used to compute basic and diluted net loss per share attributable to common stockholders	20,872,550	18,070,932	17,746,526	16,900,124	16,916,035
Net loss per share attributable to common stockholders, basic and diluted	$ (0.84)	$ (1.01)	$ (2.19)	$ (1.58)	$ (1.59)